EXHIBIT 99.3

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-May-19	15-May-19	17-Jun-19
To	30-May-19	17-Jun-19
Days	33

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,854,331.63
Series Nominal Liquidation Amount	940,150,331.63

Required Participation Amount	$940,150,331.63
Excess Receivables	$297,235,294.57

Total Collateral	1,237,385,626.20

Collateral as Percent of Notes	162.81%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,921,981,029.03
Total Principal Collections	($2,002,306,991.81)
Investment in New Receivables	$1,720,459,983.02
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,422,025.23)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($720,295,773.40)
Less Servicing Adjustment	($2,070,297.91)

Ending Balance	$4,890,345,923.70

SAP for Next Period	25.30%

Average Receivable Balance	$5,046,773,705.20
Monthly Payment Rate	39.67%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$25,102,941.99
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,102,941.99

Series Allocation Percentage at Month-End	25.30%
Floating Allocation Percentage at Month-End	73.32%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	33
LIBOR	2.439630%
Applicable Margin	0.430000%

	2.869630%

	Actual	Per $1000
Interest	1,999,175.57	2.63
Principal	—	—

		2.63
Total Due Investors	1,999,175.57
Servicing Fee	806,803.33

Excess Cash Flow	1,851,004.21

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.63%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	62.47%

*Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.